RATE-REGULATED BUSINESSES (Details 2) (CAD) In Millions, unless otherwise specified					12 Months Ended								12 Months Ended		12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Foreign exchange on long-term debt	Dec. 31, 2011 Foreign exchange on long-term debt	Dec. 31, 2012 Foreign exchange on long-term debt Minimum	Dec. 31, 2012 Foreign exchange on long-term debt Maximum	Dec. 31, 2012 Operating and debt-service regulatory liabilities	Dec. 31, 2011 Operating and debt-service regulatory liabilities	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Deferred income taxes	Dec. 31, 2011 Deferred income taxes	Dec. 31, 2012 Operating and debt-service regulatory assets	Dec. 31, 2011 Operating and debt-service regulatory assets	Dec. 31, 2012 Operating and debt-service regulatory assets Operating and debt-service regulatory liabilities	Dec. 31, 2011 Operating and debt-service regulatory assets Operating and debt-service regulatory liabilities	Dec. 31, 2012 Adjustment account	Dec. 31, 2011 Adjustment account	Dec. 31, 2010 Adjustment account Canadian Mainline	Dec. 31, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2012 Other	Dec. 31, 2011 Other
Regulatory Assets
Total regulatory assets	1,807	1,862									1,122	1,178	171	172			80	82	85	434	430
Less: Current portion included in Other Current Assets	178	178
Regulatory assets, noncurrent	1,629	1,684
Remaining Recovery/ Settlement Period													P1Y				P30Y
Regulatory Liabilities
Total regulatory liabilities	368	436	150	184			84	135	134	117
Less: Current portion included in Accounts Payable	100	139
Regulated liabilities, noncurrent	268	297
Remaining Recovery/Settlement Period					P1Y	P17Y	P1Y
Other disclosures pertaining to regulated assets and liabilities
Amount by which pre-tax operating results would have been higher (lower) if regulatory assets and liabilities had not been recorded															(50)	102						97	(106)